Acquisitions - Narrative (Details) - 2020 Asset Acquisition $ in Millions		12 Months Ended
	Mar. 01, 2020 USD ($)	Dec. 31, 2020 acquisition
Asset Acquisition [Line Items]
Number of acquisitions | acquisition		1
Non-compete agreement term	5 years
Total consideration	$ 9.7
Payments for asset acquisitions	2.5
Contingent consideration, current	2.4
Contingent consideration, noncurrent	$ 4.8